INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	December 31,	December 31,
	2022	2021
Copyrights	$752,288	$814,217
Software	43,954	84,082
Less: accumulated amortization	(238,016)	(122,696)
	$558,226	$775,603

Amortization expense was $175,807, $76,666, and $212,976 for the years ended December 31, 2022, 2021, and 2020, respectively.